Financial risk management and derivative financial instruments - Summary of Undiscounted Contractual Cash Flows of Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-derivative financial liabilities:
Lease liabilities	$ 3,330	$ 3,366
Forward currency contract inflows
Derivative financial instruments:
Currency swaps hedging	(462)	(431)
Forward currency contract outflows
Derivative financial instruments:
Currency swaps hedging	425	425
Currency swaps hedging bonds inflows
Derivative financial instruments:
Currency swaps hedging	(3,682)	(2,293)
Currency swaps hedging bonds outflows
Derivative financial instruments:
Currency swaps hedging	3,749	2,574
Bank overdrafts
Non-derivative financial liabilities:
Borrowings	3	17
Bonds
Non-derivative financial liabilities:
Non-derivative financial liabilities	4,755	3,709
Trade and other payables (excluding contingent purchase consideration)
Non-derivative financial liabilities:
Non-derivative financial liabilities	590	594
Contingent purchase consideration
Non-derivative financial liabilities:
Non-derivative financial liabilities	134	81
Financial guarantee contracts
Non-derivative financial liabilities:
Non-derivative financial liabilities	26	31
Less than 1 year
Non-derivative financial liabilities:
Lease liabilities	53	52
Less than 1 year | Forward currency contract inflows
Derivative financial instruments:
Currency swaps hedging	0	0
Less than 1 year | Forward currency contract outflows
Derivative financial instruments:
Currency swaps hedging	0	0
Less than 1 year | Currency swaps hedging bonds inflows
Derivative financial instruments:
Currency swaps hedging	(109)	(66)
Less than 1 year | Currency swaps hedging bonds outflows
Derivative financial instruments:
Currency swaps hedging	150	101
Less than 1 year | Bank overdrafts
Non-derivative financial liabilities:
Borrowings	3	17
Less than 1 year | Bonds
Non-derivative financial liabilities:
Non-derivative financial liabilities	608	482
Less than 1 year | Trade and other payables (excluding contingent purchase consideration)
Non-derivative financial liabilities:
Non-derivative financial liabilities	581	589
Less than 1 year | Contingent purchase consideration
Non-derivative financial liabilities:
Non-derivative financial liabilities	39	0
Less than 1 year | Financial guarantee contracts
Non-derivative financial liabilities:
Non-derivative financial liabilities	26	31
Between 1 and 2 years
Non-derivative financial liabilities:
Lease liabilities	51	50
Between 1 and 2 years | Forward currency contract inflows
Derivative financial instruments:
Currency swaps hedging	0	0
Between 1 and 2 years | Forward currency contract outflows
Derivative financial instruments:
Currency swaps hedging	0	0
Between 1 and 2 years | Currency swaps hedging bonds inflows
Derivative financial instruments:
Currency swaps hedging	(697)	(66)
Between 1 and 2 years | Currency swaps hedging bonds outflows
Derivative financial instruments:
Currency swaps hedging	727	100
Between 1 and 2 years | Bank overdrafts
Non-derivative financial liabilities:
Borrowings	0	0
Between 1 and 2 years | Bonds
Non-derivative financial liabilities:
Non-derivative financial liabilities	715	531
Between 1 and 2 years | Trade and other payables (excluding contingent purchase consideration)
Non-derivative financial liabilities:
Non-derivative financial liabilities	1	1
Between 1 and 2 years | Contingent purchase consideration
Non-derivative financial liabilities:
Non-derivative financial liabilities	0	39
Between 1 and 2 years | Financial guarantee contracts
Non-derivative financial liabilities:
Non-derivative financial liabilities	0	0
Between 2 and 5 years
Non-derivative financial liabilities:
Lease liabilities	136	139
Between 2 and 5 years | Forward currency contract inflows
Derivative financial instruments:
Currency swaps hedging	(462)	(431)
Between 2 and 5 years | Forward currency contract outflows
Derivative financial instruments:
Currency swaps hedging	425	425
Between 2 and 5 years | Currency swaps hedging bonds inflows
Derivative financial instruments:
Currency swaps hedging	(1,963)	(1,324)
Between 2 and 5 years | Currency swaps hedging bonds outflows
Derivative financial instruments:
Currency swaps hedging	1,997	1,457
Between 2 and 5 years | Bank overdrafts
Non-derivative financial liabilities:
Borrowings	0	0
Between 2 and 5 years | Bonds
Non-derivative financial liabilities:
Non-derivative financial liabilities	2,519	1,859
Between 2 and 5 years | Trade and other payables (excluding contingent purchase consideration)
Non-derivative financial liabilities:
Non-derivative financial liabilities	2	1
Between 2 and 5 years | Contingent purchase consideration
Non-derivative financial liabilities:
Non-derivative financial liabilities	42	42
Between 2 and 5 years | Financial guarantee contracts
Non-derivative financial liabilities:
Non-derivative financial liabilities	0	0
More than 5 years
Non-derivative financial liabilities:
Lease liabilities	3,090	3,125
More than 5 years | Forward currency contract inflows
Derivative financial instruments:
Currency swaps hedging	0	0
More than 5 years | Forward currency contract outflows
Derivative financial instruments:
Currency swaps hedging	0	0
More than 5 years | Currency swaps hedging bonds inflows
Derivative financial instruments:
Currency swaps hedging	(913)	(837)
More than 5 years | Currency swaps hedging bonds outflows
Derivative financial instruments:
Currency swaps hedging	875	916
More than 5 years | Bank overdrafts
Non-derivative financial liabilities:
Borrowings	0	0
More than 5 years | Bonds
Non-derivative financial liabilities:
Non-derivative financial liabilities	913	837
More than 5 years | Trade and other payables (excluding contingent purchase consideration)
Non-derivative financial liabilities:
Non-derivative financial liabilities	6	3
More than 5 years | Contingent purchase consideration
Non-derivative financial liabilities:
Non-derivative financial liabilities	53	0
More than 5 years | Financial guarantee contracts
Non-derivative financial liabilities:
Non-derivative financial liabilities	$ 0	$ 0